Label	Element	Value
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	$ 626,827,000	[1],[2]

[1]	(1) Amounts presented contain results from both continuing and discontinued operations. Refer to Note 3 - Discontinued Operations for additional information regarding cash flow associated with the results of discontinued operations.
[2]	(2) Difference between beginning cash for the Successor period and ending cash balance for the Predecessor period resulted from cash expense that were considered to have been incurred "on the line."